Annual Total Returns [BarChart] - Aggressive Growth Portfolio - Class I	Jun. 01, 2021
Bar Chart Table:
Annual Return 2011	(7.52%)
Annual Return 2012	20.67%
Annual Return 2013	42.86%
Annual Return 2014	6.54%
Annual Return 2015	(11.37%)
Annual Return 2016	13.30%
Annual Return 2017	21.21%
Annual Return 2018	(12.42%)
Annual Return 2019	27.80%
Annual Return 2020	37.99%